Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Transfers and Servicing [Abstract]
Beginning balance	¥ 76,456	¥ 79,723
Increase mainly from loans sold with servicing retained	12,149	8,485
Decrease mainly from amortization	(11,514)	(10,829)
Increase (Decrease) from the effects of changes in foreign exchange rates	5,335	(923)
Ending balance	¥ 82,426	¥ 76,456